Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024 [1]
Operating expenses:
General and administrative	$ 5,774	$ 1,286	$ 12,803	$ 3,933
Selling and marketing	453		453
Selling, general and administrative	6,227	1,286	13,256	3,933
Research and development	2,577	1,725	4,266	3,776
Total operating expenses	8,804	3,011	17,522	7,709
Loss from operations	(8,804)	(3,011)	(17,522)	(7,709)
Other income (expense):
Interest and dividend	765	45	952	154
(Loss) gain on fair market value of financial instruments	(134,662)	229	(74,362)	230
Interest expense and other income (loss), net	(12)	(82)	(99)	(166)
Total other income (loss), net	(133,909)	192	(73,509)	218
Net loss	(142,713)	(2,819)	(91,031)	(7,491)
Net loss attributable to non-controlling interest	(207)	(222)	(357)	(422)
Net loss attributable to common stockholders	$ (142,506)	$ (2,597)	$ (90,674)	$ (7,069)
Net loss per share:
Basic (in Dollars per share)	$ (1.54)	$ (0.04)	$ (0.99)	$ (0.12)
Diluted (in Dollars per share)	$ (1.54)	$ (0.04)	$ (0.99)	$ (0.12)
Number of shares used in per share calculations:
Basic (in Shares)	92,769	59,425	91,598	59,319
Diluted (in Shares)	92,769	59,425	91,598	59,319

[1]	Recast